INVESTMENTS (SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Net unrealized appreciation (depreciation) on fixed maturity securities, available for sale, on which an other-than-temporary impairment loss has been recognized	$ 5.3	$ 6.5
Net unrealized gains on all other investments	2,207.7	1,322.6
Adjustment to present value of future profits	(149.9)	(47.7)
Adjustment to deferred acquisition costs	(390.5)	(137.0)
Adjustment to insurance liabilities	(381.4)	0
Unrecognized net loss related to deferred compensation plan	(8.5)	(7.1)
Deferred income tax liabilities	(457.4)	(405.5)
Accumulated other comprehensive income	$ 825.3	$ 731.8